ADVANCED SERIES TRUST

AST Advanced Strategies Portfolio

AST T. Rowe Price Asset Allocation Portfolio

AST T. Rowe Price Growth Opportunities Portfolio AST T. Rowe Price Large-Cap Growth Portfolio AST T. Rowe Price Large-Cap Value Portfolio
AST T. Rowe Price Natural Resources Portfolio (each, a Portfolio, and collectively, the Portfolios)

Supplement dated September 23, 2019 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Trust's SAI.

Revised Relationship Pricing Arrangement with T. Rowe Price Associates, Inc.

PGIM Investments LLC and AST Investment Services, Inc. were recently able to negotiate a more favorable relationship pricing arrangement for portfolios and sleeves of portfolios of the Trust and of The Prudential Series Fund subadvised by T. Rowe Price Associates, Inc. and its affiliates (T. Rowe Price). The revised relationship pricing arrangement became effective on September 1, 2019.

To reflect this change, the SAI is hereby revised as follows, effective September 1, 2019:

A.The table in Part I of the SAI entitled "Fee Waivers & Expense Limitations" is hereby modified to reflect the following information pertaining to the Portfolios listed below:

Fee Waivers & Expense Limitations

Portfolio	Fee Waiver and/or Expense Limitation
AST Advanced Strategies Portfolio	The Manager has contractually agreed to waive 0.022% of its
investment management fee through June 30, 2020. The Manager has also contractually agreed to waive 0.0002% of its investment management fee through June 30, 2021.These arrangements may
not be terminated or modified without the prior approval of the
Trust's Board of Trustees. In addition, the Manager has voluntarily agreed to waive the Portfolio's investment management fee to the extent Portfolio assets are invested in underlying portfolios to gain exposure to small-cap equity securities. This waiver is voluntary and may be modified or terminated by the Manager at any time without notice.
AST T. Rowe Price Asset Allocation Portfolio	The Manager has contractually agreed to waive 0.009% of its
investment management fee through June 30, 2020. In addition, the
Manager has contractually agreed to waive 0.0011% of its
investment management fee through June 30, 2021. These
arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST T. Rowe Price Growth Opportunities	The Manager has contractually agreed to waive 0.009% of its
Portfolio	investment management fee through June 30, 2020. In addition, the
Manager has contractually agreed to waive 0.0014% of its
investment management fee through June 30, 2021. These
arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST T. Rowe Price Large-Cap Growth	The Manager has contractually agreed to waive 0.036% of its
Portfolio	investment management fee through June 30, 2020. In addition, the
Manager has contractually agreed to waive 0.0013% of its
investment management fee through June 30, 2021. These
arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST T. Rowe Price Large-Cap Value	The Manager has contractually agreed to waive 0.040% of its

Fee Waivers & Expense Limitations

Portfolio	Fee Waiver and/or Expense Limitation
Portfolio	investment management fee through June 30, 2020. The Manager has also contractually agreed to waive 0.0011% of its investment management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the
Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, including stamp duty tax paid on foreign securities transactions, interest, short sale interest and dividend expense, brokerage commissions, acquired
Portfolio fees and expenses and extraordinary expenses) do not exceed 0.79% of the Portfolio's average daily net assets through
June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's
Board of Trustees.
AST T. Rowe Price Natural Resources	The Manager has contractually agreed to waive 0.012% of its
Portfolio	investment management fee through June 30, 2020. The
Manager has also contractually agreed to waive 0.001% of its investment management fee through June 30, 2020. In addition, the
Manager has contractually agreed to waive 0.0022% of its
investment management fee through June 30, 2021. These
arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

B.The section in Part I of the SAI entitled "Notes to Subadviser Fee Rate Table" is hereby revised by replacing the information pertaining to T. Rowe Price with the information set forth below:

T. Rowe Price: T. Rowe Price has agreed to a voluntary subadvisory fee waiver arrangement for the following Portfolios:

—Advanced Series Trust AST Advanced Strategies Portfolio
—Advanced Series Trust AST T. Rowe Price Asset Allocation Portfolio
—Advanced Series Trust AST T. Rowe Price Corporate Bond Portfolio
—Advanced Series Trust AST T. Rowe Price Diversified Real Growth Portfolio —Advanced Series Trust AST T. Rowe Price Growth Opportunities Portfolio
—Advanced Series Trust AST T. Rowe Price Large-Cap Growth Portfolio
—Advanced Series Trust AST T. Rowe Price Large-Cap Value Portfolio
—Advanced Series Trust AST T. Rowe Price Natural Resources Portfolio
—The Prudential Series Fund Global Portfolio

T. Rowe Price has agreed to reduce the monthly subadvisory fee for each Portfolio listed above (or the portion thereof subadvised by T. Rowe Price) by the following percentages based on the combined average daily net assets of the Portfolios listed above (or the portion thereof subadvised by T. Rowe Price) and the assets of certain insurance company separate accounts managed by T. Rowe Price for the Retirement business of Prudential and its affiliates (the "other accounts"):

Combined Average Daily Net Assets up to $20 billion:
—2.5% fee reduction on combined assets up to $1 billion
—5.0% fee reduction on combined assets on the next $1.5 billion —7.5% fee reduction on combined assets on the next $2.5 billion —10.0% fee reduction on combined assets on the next $5.0 billion —12.5% fee reduction on combined assets above $10.0 billion Combined Average Daily Net Assets above $20 billion:

—12.5% fee reduction on combined assets up to $20 billion
—15.0% fee reduction on combined assets on the next $10.0 billion —17.5% fee reduction on combined assets over $30 billion

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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